Fixed Assets (Details Textual) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Fixed Assets (Textual)
Depreciation expense	$ 132,418	$ 125,786	$ 254,608	$ 248,877
Depreciation allocated to cost of sales			$ 14,383	$ 25,667